Income Taxes (Details) - Schedule of reconciliation of income tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Loss before taxes on income and before Equity in earnings of investee	$ (27,232)	$ (26,137)	$ (19,488)
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical tax benefit	$ (6,263)	$ (6,011)	$ (4,482)
Effect of different tax rates applicable in foreign jurisdictions	(3)	1	4
Operating losses and other temporary differences for which valuation allowance was provided	5,505	3,773	3,224
Permanent differences	852	2,338	1,321
Tax prepayment and other	360	306	97
Actual taxes on income	$ 451	$ 407	$ 164